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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
         This Amendment (Check only one.):      [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             ----------------------------------------------------------
Address:     2099 Pennsylvania Avenue, N.W., Suite 900
             ----------------------------------------------------------
             Washington, D.C.  20006
             ----------------------------------------------------------

             ----------------------------------------------------------


Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             ----------------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             ----------------------------------------------------------
Phone:       (202) 772-1481
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Rodd Macklin                 Washington, D.C.           January 30, 2006
-------------------------       ---------------------         -----------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                             0
                                            ---------------------------

Form 13F Information Table Entry Total:                       10
                                            ---------------------------

Form 13F Information Table Value Total:                       $294,934
                                            ---------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE



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
                                                       FORM 13F INFORMATION TABLE
        COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
                             TITLE                    VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER         OF CLASS       CUSIP     (X$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED     NONE
Allos Therapeutics, Inc.      Common     019777101     $673     312,900   SH        DEFINED               312,900
   Beacon Power Corp.         Common     73677106    $6,249   3,452,381   SH        DEFINED             3,452,381
  Cardiac Science, Inc.       Common     14141A108  $25,737   2,843,915   SH        DEFINED             2,843,915
     [Repeat as necessary]


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
                                                       FORM 13F INFORMATION TABLE
        COLUMN 1               COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
                                TITLE                 VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER            OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED     NONE
Adams Respiratory Therapeutics   Common   00635P107  $206,893   5,088,376 SH           OTHER                       5,088,376
      Allos Therapeutics         Common   019777101    $3,714   1,727,300 SH           OTHER                       1,727,300
   Auxilium Pharmaceuticals      Common   05334D107   $21,326   3,877,403 SH           OTHER                       3,877,403
  Barrier Therapeutics, Inc.     Common   06850R108   $19,063   2,324,734 SH           OTHER                       2,324,734
       Bioenvision, Inc.         Common    0905N100    $2,449     375,044 SH           OTHER                         375,044
         Myogen, Inc.            Common   62856E104    $4,192     139,259 SH           OTHER                         139,259
        Valentis, Inc.           Common   91913E302    $4,639   2,167,744 SH           OTHER                       2,167,744
     [Repeat as necessary]